Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Mar. 01, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Feb. 25, 2013